Parent Only Financial Information - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Operating expenses
Amortization	$ 1,481,738	$ 190,756
Professional fee	1,087,478	140,000
Other general and administrative expenses	170,939	22,007	77,088	42,000
Total operating expenses, net	2,740,155	352,763	77,088	42,000
Loss before income taxes	(2,740,155)	(352,763)	(77,088)	(42,000)
Income taxes
Net loss	$ (2,740,155)	$ (352,763)	$ (77,088)	$ (42,000)